SHARE CAPITAL (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Mar. 31, 2019 USD ($) yr	Mar. 31, 2018 USD ($) yr
Disclosure of classes of share capital [abstract]
Risk free interest rate	2.16%	1.70%
Expected life of option in years | yr	2.27	2.27
Expected volatility	58.00%	69.00%
Expected dividend yield	2.10%	1.36%
Estimated forfeiture rate	10.00%	10.00%
Weighted average share price at date of grant | $	$ 3.1	$ 3.3